SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES
OF ITS OWN SECURITIES PURSUANT TO RULE N-23C-1
DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   JANUARY 1998

			           THE CENTRAL EUROPEAN EQUITY, INC.

(Name of registered closed-end investment company)

               						              Approx Asset
Date           Number     Price   Value or Approx   Name of seller
Each   Ident   Shares      Per    Asset Cov/Share       or of
Trans  of Sec  Purch      Share   at Time of Purch  Seller's Broker

1-8    		CEE	   	 6000    18.5625	    22.30	          Weeden & Co
1-8		    " "     14700    18.5199	    22.30
1-9		    " "		  100000	   18.534	     21.77		              " "
1-12		   " "		    7000    17.847    	 20.31			             " "
1-13		   " "		    7000    18.375	     20.92			             " "
1-14		   " "		    7000	   18.1875    	20.54		              " "
1-15		   " "		    7000	   17.9375	    20.33		     	        " "
1-16		   " "	   	 7000    17.1875    	20.62		              " "
1-20		   " "	     7000    17.25    	  20.94		              " "
1-21		   " "		    7000    17.125	     20.71			             " "
1-22		   " "		    7000	   16.9375    	20.46			             " "
1-23		   " "		    7000	   16.6875	    20.36			             " "
1-26		   " "		    8000	   16.75    	  20.26			             " "
1-27		   " "		   20000    16.8525    	20.35			             " "
1-28		   " "		   75000	   17.0416    	20.38			             " "
The Central European Equity Fund, Inc.
	       Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          2/10/98